January 24, 2014

Supplement

SUPPLEMENT DATED JANUARY 24, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
AIP SERIES TRUST—AIP DYNAMIC ALTERNATIVE STRATEGIES FUND
(the "Fund")
Dated May 9, 2013

Effective January 8, 2014, Stefanie V. Chang Yu replaced Mary Ann Picciotto as Chief Compliance Officer of the Fund. Accordingly, all references to Mary Ann Picciotto in the Fund's Statement of Additional Information ("SAI") are hereby deleted. In addition, effective January 8, 2014, Ms. Chang Yu resigned as a Vice President of the Fund. As a result, the following information hereby replaces in its entirety the biographical information for Ms. Chang Yu contained in the Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014

Managing Director of various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

***

Effective January 8, 2014, Joseph C. Benedetti resigned as an Assistant Secretary of the Fund and was appointed as a Vice President of the Fund. Accordingly, all references in the Fund's SAI to Joseph C. Benedetti, as Assistant Secretary, are hereby deleted and the following biographical information for Mr. Benedetti is hereby added to the executive officer information table contained in the Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.